Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 3,343	$ 4,007
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	961	1,287
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,670	2,103
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	712	617
1 - 29 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,246	2,747
1 - 29 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	598	806
1 - 29 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,261	1,590
1 - 29 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	387	351
1 - 3 Months [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	956	1,098
1 - 3 Months [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	335	465
1 - 3 Months [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	328	426
1 - 3 Months [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	293	207
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	141	162
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28	16
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	81	87
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 32	$ 59